Location and Fair Value Amounts of Derivatives Designated as Hedging Instruments in Consolidated Balance Sheet (Detail) (Designated as Hedging Instrument, Interest Rate Swap Agreements, JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Lease Deposits And Other
Derivative Instruments, Gain (Loss) [Line Items]
Asset derivatives, Long-term Fair value	¥ 835	¥ 45
Deferred Income Taxes And Other
Derivative Instruments, Gain (Loss) [Line Items]
Asset derivatives, Current Fair value
Liability derivatives, Long-term Fair value	1,781	1,526
Accrued Expenses And Other
Derivative Instruments, Gain (Loss) [Line Items]
Liability derivatives, Current Fair value	¥ 217	¥ 452